Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Dec. 31, 2016	Oct. 17, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Stockholders Equity [Abstract]
Stock dividend, percentage	2.00%	2.00%	2.00%	2.00%